DEBT FINANCING ARRANGEMENTS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
DEBT FINANCING ARRANGEMENTS
Loans And Advances	$ 941,242	$ 2,517,200
Convertible Notes Payable	1,162,606	1,711,098
Factoring Agreements	723,754	635,130
Debt - Third Party	2,827,602	4,863,428
Line Of Credit, Related Party Secured By Assets	3,043,390	3,043,390
Debt - Other Related Party, Net Of Discounts	7,450,000	7,423,334
Convertible Debt - Related Party	902,781	922,481
Shareholder Debt	49,452	93,072
Debt - Related Party	11,445,623	11,482,277
Total Financing Arrangements	14,273,225	16,345,705
Less Current Liabilities:
Loans, Advances And Agreements - Third Party	(1,446,571)	(2,308,753)
Convertible Notes Payable, Third Party	(1,162,606)	(1,711,098)
Debt - Related Party, Net Of Discount	(10,542,842)	(10,559,796)
Convertible Notes Payable - Related Party	902,781	922,481
Total	(14,054,800)	(15,502,128)
Total Long Term Debt	$ 218,425	$ 843,577